FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF FINANCE COST

	Year ended March 31,
	2023 $	2022 $	2021 $
Finance Income
Interest income	-	-	-
Total finance income	-	-	-

Finance Expenses
Interest expense on lease liabilities	-	-	(1,122)
Interest expense on related party loan	(96,687)	-	-
Total finance expenses	(96,687)	-	(1,123)